Financial instruments - Maximum Credit Risk for these Financial Instruments (Detail) - Dec. 31, 2020 $ in Thousands	USD ($)	CAD ($)
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	$ 130,018
Accounts receivable	355,151
Allowance for doubtful accounts	(29,506)
Notes receivable	23,804
Maximum exposure to credit risk for financial instruments	479,467
Regulated Services Group
Segment Reporting Information [Line Items]
Accounts receivable	$ 266,225